LEASE	12 Months Ended
Dec. 31, 2019
Lease
LEASE

11.  LEASE

Leases of medical equipment as lessor

The following table presents the lease receivables derive from the Group’s operating, sales-type and direct financing leases:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Current
Account receivable - Operating lease	46,331	38,201	5,487
Account receivable - Sales-type lease	—	675	97
Net investment in direct financing leases	29,638	35,240	5,062

Non-current
Net investment in direct financing leases	42,977	27,084	3,890

Total	118,946	101,200	14,536

Lease receivables for operating and sales-type leases are presented in accounts receivable on the consolidated balance sheets. Lease receivables for direct financing leases are presented as net investment in direct financing leases. As of December 31, 2018, and 2019, the allowance of lease receivables was RMB2,093 and RMB4,318 (US$620), respectively. Accordingly, risk of default with respect to these receivables is remote.

Lease receivables with carrying value of nil and RMB24,997 (US$3,591) were pledged as collaterals for bank and other borrowings of nil and RMB167,165 (US$24,012) as of December 31, 2018 and 2019, respectively.

The following table presents the lease income recognized relating to the Group's operating, sales-type and direct financing leases:

	For the Year Ended December 31, 2019
	Sales-type leases		Direct financing		Operating leases
			leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	(21,229)	(3,049)	—	—	—	—

Interest income on net investment in the lease	1,130	162	3,944	567	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	1,130	162	—	—	—	—

Lease income relating to lease payments					53,485	7,683
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	45,887	6,591

The Group's lease assets do not contain material residual value by the end of the lease term. In order to mitigate the risks associated with the residual value of its leased assets, the Group usually enters into arrangements where the lease terms are approximate to the economic useful life of the leased assets so as to minimize their residual value.

Net investment in direct financing leases is comprised of:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Minimum lease payments to be received	83,079	68,520	9,842
Unearned income	(10,464)	(6,196)	(890)
Net investment in direct financing leases	72,615	62,324	8,952
Current	29,638	35,240	5,062
Non-current	42,977	27,084	3,890
Total	72,615	62,324	8,952

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum
	direct financing lease payments
	RMB	US$
2020	39,050	5,609
2021	17,138	2,462
2022	7,446	1,070
2023	3,003	431
2024	1,883	270
Above 5 years	—	—

The future minimum lease payments to be received from such non-cancelable operating leases are as follows:

	Future minimum
	operating lease payments
	RMB	US$
2020	8,972	1,289
2021	8,972	1,289
2022	7,886	1,133
2023	7,196	1,034
2024	5,496	789
Above 5 years	13,708	1,969

Lease payments for the Group’s sales-type lease payments are all variable based on the profit or revenue generated from the underlying assets thus the Group does not recognize any net investment in the lease at commencement.

Failed sales-leaseback transactions as seller-lessee

The Group has failed sales-leaseback transactions in which the Group acts as seller-lessee but does not effectively transfer control of the underlying asset to the buyer-lessor. The Group accounts for failed sales-leaseback transactions as financings. The Group recorded RMB30,646  (US$4,402) and RMB205,784  (US$29,559) under “Long-term bank and other borrowings, current portion” and "Long-term bank and other borrowings, non-current portion", respectively as of December 31, 2019. The effective interest rate used in the computation of interest expense ranged from 9.64% to 11.69%. Interest expenses recorded in the Group’s consolidated statement of comprehensive loss amounted to nil, RMB119 ,  and RMB21,644 (US$3,109) for the years ended December 31, 2017, 2018 and 2019, respectively.

Operating leases as lessee

The components of lease cost were as follows:

	For the year ended December 31, 2019
	RMB	US$
Operating lease cost	32,002	4,597
Short term lease cost	625	90

Total	32,627	4,687

For the year ended December 31, 2019, total operating and short-term lease costs of RMB8,203 (US$1,178) and RMB23,799 (US$3,419) were recorded in cost of revenue and general and administrative expenses, respectively.

Other information

	For the year
	ended December 31, 2019
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	18,491	2,656
ROU assets obtained in exchange for operating lease liabilities *	234,915	33,743
Weighted-average remaining lease terms (in years)	4	4
Weighted-average discount rate	4.87%	4.87%

*     Includes transition liabilities upon adoption of ASC 842, as well as new leases entered into during the year ended December 31, 2019. Changes in the ROU asset and liability are presented net within operating activities.

Future minimum lease payments for operating leases as of December 31, 2019 are as follows:

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2020	25,362	3,643
2021	24,481	3,516
2022	20,654	2,967
2023	19,996	2,872
2024	19,306	2,773
Thereafter	256,158	36,796
Total future lease payments	365,957	52,567
Less: Imputed interest	134,256	19,285
Total lease liability balance	231,701	33,282

The Group did not have any leasing transactions with related parties.

Land use rights

The following table presents the original cost payment, accumulated amortization and net carrying value of the Group’s land use rights for the periods presented:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
	Prepaid land lease
	payment	Right-of-use asset	Right-of-use asset

Land use rights	456,823	456,823	65,619
Less: accumulated amortization	(18,500)	(27,962)	(4,017)
Net carrying value	438,323	428,861	61,602

As of December 31, 2018 and 2019, the Group recorded land lease payment under “Prepaid land lease payment” and “Right-of-use assets, net” of RMB438,323 and RMB428,861 (US$61,602), respectively. Amortization expenses for the years ended December 31, 2017, 2018 and 2019 were RMB5,256,  RMB9,610 and RMB9,462 (US$1,359), respectively.

The net book value of the Group’s land use right payments pledged to secure bank and other borrowings was RMB425,743 and RMB416,548 (US$59,833), respectively.

The estimated annual amortization expenses for the land leases payment for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2020	9,462	1,359
2021	9,462	1,359
2022	9,462	1,359
2023	9,462	1,359
2024	9,462	1,359